FINANCIAL INSTRUMENTS (Details)	3 Months Ended						3 Months Ended				6 Months Ended	3 Months Ended								3 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2013 Zinc USD ($) item	Mar. 31, 2012 Zinc USD ($)	Mar. 31, 2013 Heating oil item	Mar. 31, 2012 Heating oil item	Mar. 31, 2013 Call Options Written USD ($) item	Mar. 31, 2012 Call Options Written USD ($) item	Mar. 31, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures USD ($) item	Mar. 31, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures CAD	Jun. 30, 2012 Expected 2012 diesel fuel exposure Heating oil gal	Mar. 31, 2013 Expected 2013 diesel fuel exposure Heating oil Designated as hedges USD ($)	Jun. 30, 2012 Expected 2013 diesel fuel exposure Heating oil Designated as hedges gal	Mar. 31, 2013 Foreign exchange derivative USD ($)	Mar. 31, 2012 Foreign exchange derivative USD ($)	Mar. 31, 2013 Equity derivative USD ($)	Mar. 31, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures USD ($)	Jun. 30, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures item	Mar. 31, 2013 Foreign exchange zero cost collar Designated as hedges 2013 expenditures CAD	Mar. 31, 2013 Foreign exchange and other derivative financial instruments USD ($)	Mar. 31, 2012 Foreign exchange and other derivative financial instruments USD ($)
Derivative
Amount of expenditures hedged									$ 225,000,000								$ 45,000,000
Amount of expenditures hedged, expiring each month									25,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)										1.01									1.03
Gain (loss) on derivative financial instruments	2,982,000	895,000							500,000								0
Gain recognized in interim consolidated statement of income and comprehensive income				476,000
Number of derivative instruments outstanding			0			0	0	0	0									0
Notional amount											9,500,000		500,000
Average price (in dollars per gallon)											2.97		2.45
Percentage of Meadowbank's expected exposure											55.00%		3.00%
Unrealized mark-to-market (gain) loss												100,000				(2,298,000)	100,000
Number of derivative instruments expired					0
Changes in AOCL balances recorded in the interim consolidated financial statements pertaining to derivative financial instruments
Accumulated other comprehensive income (loss), beginning of period	(27,311,000)																			(260,000)	(4,404,000)
Other comprehensive gain									2,400,000					81,000	7,274,000
Reclassification to the interim unaudited consolidated statements of income																				10,000	(510,000)
Accumulated other comprehensive income (loss), end of period	(16,323,000)																			(169,000)	2,360,000
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option							684,000	419,000
Mark-to-market gain on derivative												(100,000)				2,298,000	(100,000)
Realized gain on zinc derivative financial instruments				476,000
Gain on derivative financial instruments	$ 2,982,000	$ 895,000							$ 500,000								$ 0